Common Shares - 2013 Equity Incentive Plans (Details) - 2013 Equity Incentive Plans	1 Months Ended	6 Months Ended
	Mar. 31, 2018 USD ($) EquityInstruments	Jun. 30, 2018 $ / shares shares	Feb. 28, 2018 $ / shares shares
Restricted Stock | Employees and Directors
Equity Incentive Plans
Weighted average grant date fair value, granted (in dollars per share) | $	$ 2.22
Restricted Stock | Employees
Equity Incentive Plans
Number of shares, granted (in shares) | EquityInstruments	5,002,448
Vesting shares (in shares)		5,002,448
Restricted Stock | Employees | Vesting September 4, 2020
Equity Incentive Plans
Vesting shares (in shares)		1,235,186
Restricted Stock | Employees | Vesting November 4, 2020
Equity Incentive Plans
Vesting shares (in shares)		217,502
Restricted Stock | Employees | Vesting March 1, 2021
Equity Incentive Plans
Vesting shares (in shares)		214,794
Restricted Stock | Employees | Vesting September 3, 2021
Equity Incentive Plans
Vesting shares (in shares)		1,235,186
Restricted Stock | Employees | Vesting November 5, 2021
Equity Incentive Plans
Vesting shares (in shares)		217,502
Restricted Stock | Employees | Vesting March 1, 2022
Equity Incentive Plans
Vesting shares (in shares)		214,794
Restricted Stock | Employees | Vesting September 2, 2022
Equity Incentive Plans
Vesting shares (in shares)		1,235,187
Restricted Stock | Employees | Vesting November 4, 2022
Equity Incentive Plans
Vesting shares (in shares)		217,502
Restricted Stock | Employees | Vesting March 1, 2023
Equity Incentive Plans
Vesting shares (in shares)		214,795
Restricted Stock | Directors
Equity Incentive Plans
Number of shares, granted (in shares) | EquityInstruments	120,000
Restricted Stock | Directors | Vesting September 4, 2020
Equity Incentive Plans
Vested shares percentage		33.33%
Restricted Stock | Directors | Vesting November 4, 2020
Equity Incentive Plans
Vested shares percentage		33.33%
Restricted Stock | Directors | Vesting March 1, 2021
Equity Incentive Plans
Vested shares percentage		33.33%
Common stock
Equity Incentive Plans
Shares reserved for issuance (in shares)		2,101,409	5,122,448
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01